Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 10, 2010	Mar. 01, 2007
Commitments And Contingencies Additional Textual [Abstract]
Remaining environmental accrued liability recorded	$ 2,092,000	$ 437,000
Amount per barrel of oil	0.25
Aggregate value to ceases fund	4,300,000
Restricted Investment - decommissioning of offshore production facilities	77,361,000	73,385,000
Percentage of working interest under sinking fund trust agreement	51.75%
Maximum remaining obligation	800,000
Additional quarterly payments				600,000
Minimum balances attributable to net working interest	78,700,000
Maximum remaining obligation	8,700,000
Rent expense	6,400,000	2,400,000	1,000,000
Predecessor [Member]
Commitments And Contingencies Additional Textual [Abstract]
Rent expense	500,000	2,900,000	2,300,000
REO revolving credit facility [Member]
Commitments And Contingencies Additional Textual [Abstract]
Restricted Investment - decommissioning of offshore production facilities					90,000,000
SPBPC Collateral Contractual pipeline and surface facilities abandonment [Member]
Commitments And Contingencies Additional Textual [Abstract]
Restricted Investment - decommissioning of offshore production facilities	$ 2,700,000